Capital and financial risk management - Liquidity risk - Maturity profile for derivative financial liabilities (Details) - Liquidity risk - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019
Financial derivatives
Financial derivatives, payable	€ (72,837)	€ (78,253)
Financial derivatives, receivable	81,428	85,053
Financial derivatives	8,591	6,800
Effect of discount/financing rates	(4,182)	(5,610)
Financial derivative net receivable	4,409	1,190
Within one year
Financial derivatives
Financial derivatives, payable	(20,519)	(23,469)
Financial derivatives, receivable	21,239	23,672
Financial derivatives	720	203
In more than one year but less than two years
Financial derivatives
Financial derivatives, payable	(4,217)	(8,356)
Financial derivatives, receivable	4,582	8,752
Financial derivatives	365	396
In more than two years but less than three years
Financial derivatives
Financial derivatives, payable	(3,680)	(3,772)
Financial derivatives, receivable	4,143	4,386
Financial derivatives	463	614
In more than three years but less than four years
Financial derivatives
Financial derivatives, payable	(3,733)	(3,959)
Financial derivatives, receivable	4,429	4,624
Financial derivatives	696	665
In more than four years but less than five years
Financial derivatives
Financial derivatives, payable	(2,562)	(3,710)
Financial derivatives, receivable	3,102	4,285
Financial derivatives	540	575
In more than five years
Financial derivatives
Financial derivatives, payable	(38,126)	(34,987)
Financial derivatives, receivable	43,933	39,334
Financial derivatives	€ 5,807	€ 4,347